Shareholders' Equity - Summary of Nonvested Share Activity (Details) - shares				12 Months Ended
	Mar. 20, 2024	Mar. 22, 2023	Mar. 23, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards vested (in shares)				(5,542,756)	(6,502,300)	(6,587,002)
2021 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)			6,540,475
Awards cancelled on failed vesting conditions (in shares)			(980,746)
2022 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)		6,531,345
2023 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)	5,449,135
2024 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)				7,627,070
Employees
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				11,721,387
Awards granted (in shares)				7,627,070
Awards forfeited/waived (in shares)				(192,392)
Awards cancelled on failed vesting conditions (in shares)				0
Awards vested (in shares)				(5,542,756)
Number of shares, ending balance (in shares)				13,613,309	11,721,387
Employees | 2021 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				1,950,243
Awards granted (in shares)				0
Awards forfeited/waived (in shares)				(8,612)
Awards cancelled on failed vesting conditions (in shares)				0
Awards vested (in shares)				(1,941,631)
Number of shares, ending balance (in shares)				0	1,950,243
Employees | 2022 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				4,350,739
Awards granted (in shares)				0
Awards forfeited/waived (in shares)				(38,730)
Awards cancelled on failed vesting conditions (in shares)				0
Awards vested (in shares)				(2,032,697)
Number of shares, ending balance (in shares)				2,279,312	4,350,739
Employees | 2023 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				5,420,405
Awards granted (in shares)				0
Awards forfeited/waived (in shares)				(117,240)
Awards cancelled on failed vesting conditions (in shares)				0
Awards vested (in shares)				(1,566,662)
Number of shares, ending balance (in shares)				3,736,503	5,420,405
Employees | 2024 Employee Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, beginning balance (in shares)				0
Awards granted (in shares)				7,627,070
Awards forfeited/waived (in shares)				(27,810)
Awards cancelled on failed vesting conditions (in shares)				0
Awards vested (in shares)				(1,766)
Number of shares, ending balance (in shares)				7,597,494	0